Inventory and Contracts in Progress Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory and contracts in progress [abstract]
Total costs incurred contract in progress	€ 547
Total profit recognized contracts in progress	282
Total amount inventory written off as an expense	229	€ 48	€ 98
Advances received	€ 370	€ 0	€ 0